Goodwill - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Reporting_Unit	Dec. 31, 2020 EUR (€)
Goodwill [Line Items]
Goodwill	€ 4,555.6	€ 4,629.1
Number of reporting units | Reporting_Unit	2
Medical Applications and Swiss Optic Business
Goodwill [Line Items]
Goodwill decrease resulting from divestment	€ (73.5)
RU ASML
Goodwill [Line Items]
Goodwill	4,093.3	4,166.8
RU CLS
Goodwill [Line Items]
Goodwill	€ 462.3	€ 462.3